Organization and business operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and business operations	Organization and business operations
On July 28, 2021 (the “Closing Date”), Capitol Investment Corp. V (“Capitol”) consummated a business combination (the “Business Combination”) with Doma Holdings, Inc., a Delaware corporation (“Old Doma”), pursuant to the agreement and plan of merger, dated March 2, 2021, by and among Capitol, Capitol V Merger Sub, Inc., a wholly owned subsidiary of Capitol (“Merger Sub”), and Old Doma (as amended on March 18, 2021, the “Agreement”). In connection with the closing of the Business Combination, Old Doma changed its name to States Title Holding, Inc. (“States Title”), Capitol changed its name to Doma Holdings, Inc. (“Doma”) and Old Doma became a wholly owned subsidiary of Doma. Doma continues the existing business operations of Old Doma as a publicly traded company. See Note 3 for additional information on the Business Combination.
Unless the context otherwise requires, references herein to “company,” “Company,” “Doma,” “we,” “us,” “our” and similar terms refer to Doma Holdings, Inc. (f/k/a Capitol Investment Corp. V) and its consolidated subsidiaries. References to “Capitol” refer to our legal predecessor company prior to the consummation of the Business Combination. References to “Old Doma” refer to Old Doma prior to the Business Combination and to States Title, the wholly owned subsidiary of Doma, upon the consummation of the Business Combination.
Headquartered in San Francisco, California, Doma is a real estate technology company that is architecting the future of real estate transactions. Using machine intelligence and our proprietary technology solutions, we are creating a vastly more simple, efficient, and affordable real estate closing experience for current and prospective homeowners, lenders, title agents and real estate professionals. We are licensed to underwrite title insurance in 39 states and the District of Columbia.
Old Doma was initially formed as a wholly owned subsidiary of States Title Inc. (“Legacy States Title”) to combine the operations of Legacy States Title and the retail agency and title insurance underwriting business (the “Acquired Business”) of North American Title Group, LLC (“NATG”), a subsidiary of Lennar Corporation (“Lennar”). We completed the acquisition of the Acquired Business on January 7, 2019, which we refer hereinafter as the “North American Title Acquisition.” Old Doma survived the North American Title Acquisition as the parent company and now wholly owns the businesses operated by Legacy States Title and the Acquired Business.
We conduct our operations through two reportable segments, (1) Distribution and (2) Underwriting. See further discussion in Note 7 for additional information regarding segment information.